Shareholder Report, Line Graph (Details) 198125_SGI US Large Cap Core ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Mar. 30, 2023	Aug. 31, 2026
SGI US Large Cap Core ETF
Account Value [Line Items]
Line Graph and Table Measure Name					SGI US Large Cap Core ETF
Accumulated Value	$ 15,731	$ 14,302	$ 11,203	$ 10,000	$ 20,088
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return Index
Accumulated Value	$ 16,507	$ 14,245	$ 11,205	$ 10,000	$ 19,871